LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Long-term Debt, Net
Long-term debt, net consisted of the

following:

	December 31,
	2019	2018
Senior Notes (a)
2016 7.250% SC Secured Notes, due 2021 (net of unamortized deferred financing costs of $7,211 and $10,580 , respectively )	$842,789	$839,420
2019 7.250% Studio City Notes, due 2024 (net of unamortized deferred financing costs of $7,829)	592,171	—
2012 8.500% Studio City Notes, due 2020 (net of unamortized deferred financing costs of $2,644)	—	422,356
2016 5.875% SC Secured Notes, due 2019 (net of unamortized deferred financing costs of $2,260)	—	347,740

Credit Facilities (b)
2016 Studio City Credit Facilities (1)	128	128

	1,435,088	1,609,644
Current portion of long-term debt (net of unamortized deferred financing costs of $2,260)	—	(347,740)

	$1,435,088	$1,261,904

Note
(1)	Unamortized deferred financing costs of $885 and $1,299 as of December 31, 2019 and 2018, respectively, related to the 2016 SC Revolving Credit Facility of 2016 Studio City Credit Facilities are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.

Scheduled Maturities of Long-Term Debt (Excluding Unamortized Deferred Financing Costs)

Year ending December 31,
2020	$—
2021	850,128
2022	—
2023	—
2024	600,000

$1,450,128